Financial Instruments (Details) - Schedule of Interest-Bearing Loans and Borrowings - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Total		£ 207,981	£ 199,366
Current [member]
Current
Convertible Notes, Interest rate	2.00%	2.00%
Convertible Notes, Maturity	Within one year	Within one year
Convertible Notes		£ 1,301
Stocking loans, Maturity	On earlier of sale or 180 days	On earlier of sale or 180 days
Stocking loans		£ 161,592	169,170
Subscription facilities, Interest rate		1.7%
Subscription facilities, Maturity		Within one year
Subscription facilities		£ 14,983	10,188
Secured asset financing, Maturity	Within one year	Within one year
Secured asset financing	£ 1,024	£ 1,479
Bank loans, Maturity		Within one year
Bank loans		£ 30	635
Mortgages			547
Lease liabilities, Maturity		Within one year
Lease liabilities		£ 28,596	18,826
Current [member] | Bottom of range [member]
Current
Stocking loans, Interest rate		0.5%
Secured asset financing, Interest rate	3.00%	3.00%
Lease liabilities, Interest rate	1%	1%
Current [member] | Top of range [member]
Current
Stocking loans, Interest rate		2.2%
Secured asset financing, Interest rate	12.00%	7.00%
Lease liabilities, Interest rate	13%	13%
Non-current [Member]
Current
Convertible Notes, Interest rate	2.00%	2.00%
Convertible Notes, Maturity	2027	2027
Convertible Notes		£ 265,631
Stocking loans			8,809
Subscription facilities			56,987
Secured asset financing, Maturity	2026 – 2027	2027
Secured asset financing	£ 2,338	£ 4,113
Bank loans			815
Mortgages			1,502
Lease liabilities, Maturity		2024 – 2042
Lease liabilities		£ 88,864	71,574
Total		£ 358,608	£ 139,687
Non-current [Member] | Bottom of range [member]
Current
Secured asset financing, Interest rate	3.00%	3.00%
Lease liabilities, Interest rate	1%	1%
Non-current [Member] | Top of range [member]
Current
Secured asset financing, Interest rate	12.00%	7.00%
Lease liabilities, Interest rate	13%	13%